PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Disclosure of net defined benefit liability (asset) [line items]
Net periodic pension benefit cost		Rp 2,080	Rp 1,361	Rp 759
Defined benefit plan actuarial gain (loss) - net of tax	$ 175	2,375	2,058	(368)
Post-employment health care benefit cost
Disclosure of net defined benefit liability (asset) [line items]
Service costs			9	49
Plan administration cost		140	144	131
Net interest cost		136	12	37
Net periodic pension benefit cost		276	165	217
Amount charged to subsidiaries under contractual agreements			(2)	(1)
Net periodic pension benefit cost		276	163	216
Experience adjustments		(1,198)	26	(53)
Changes in demographic assumptions			66	92
Changes in financial assumptions		2,658	1,736	(1,226)
Return on plan assets (excluding amount included in net interest expense)		(909)	(519)	647
Defined benefit plan actuarial gain (loss) - net of tax		Rp 551	Rp 1,309	Rp (540)